Average Annual Total Returns	Prospectus #1 Delaware Ivy Accumulative Fund Russell 3000® Growth Index 1 year	Prospectus #1 Delaware Ivy Accumulative Fund Russell 3000® Growth Index 5 years	Prospectus #1 Delaware Ivy Accumulative Fund Russell 3000® Growth Index 10 years	Prospectus #1 Delaware Ivy Accumulative Fund Class A 1 year	Prospectus #1 Delaware Ivy Accumulative Fund Class A 5 years	Prospectus #1 Delaware Ivy Accumulative Fund Class A 10 years	Prospectus #1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Ivy Accumulative Fund Class B 1 year	Prospectus #1 Delaware Ivy Accumulative Fund Class B 5 years	Prospectus #1 Delaware Ivy Accumulative Fund Class B 10 years	Prospectus #1 Delaware Ivy Accumulative Fund Class C 1 year	Prospectus #1 Delaware Ivy Accumulative Fund Class C 5 years	Prospectus #1 Delaware Ivy Accumulative Fund Class C 10 years	Prospectus #1 Delaware Ivy Accumulative Fund Class I 1 year	Prospectus #1 Delaware Ivy Accumulative Fund Class I 5 years	Prospectus #1 Delaware Ivy Accumulative Fund Class I 10 years	Prospectus #1 Delaware Ivy Accumulative Fund Class R6 1 year	Prospectus #1 Delaware Ivy Accumulative Fund Class R6 Lifetime	Prospectus #1 Delaware Ivy Accumulative Fund Class R6 Inception Date	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund 65% MSCI ACWI Index + 35% Bloomberg Multiverse Index (USD Hedged) 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund 65% MSCI ACWI Index + 35% Bloomberg Multiverse Index (USD Hedged) 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund 65% MSCI ACWI Index + 35% Bloomberg Multiverse Index (USD Hedged) 10 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund MSCI ACWI Index 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund MSCI ACWI Index 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund MSCI ACWI Index 10 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Bloomberg Multiverse Index (USD Hedged) 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Bloomberg Multiverse Index (USD Hedged) 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Bloomberg Multiverse Index (USD Hedged) 10 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A 10 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class B 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class B 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class B 10 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class C 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class C 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class C 10 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class I 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class I 5 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class I 10 years	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class R6 1 year	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Lifetime	Prospectus #2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Inception Date
Total	38.26%	20.67%	16.93%	39.43%	16.04%	13.77%	37.38%	13.29%	10.95%	24.11%	11.62%	9.87%	38.77%	15.37%	13.05%	42.94%	15.71%	13.05%	44.57%	17.11%	14.44%	44.85%	22.55%	Feb. 26, 2018	13.14%	9.83%	7.66%	16.26%	12.26%	9.13%	5.63%	4.70%	4.31%	6.99%	5.66%	4.58%	6.07%	4.03%	2.49%	4.49%	3.75%	2.63%	5.73%	5.18%	4.12%	9.93%	5.59%	4.11%	11.28%	6.80%	5.30%	11.17%	6.54%	Feb. 26, 2018